OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2019	2018

Payroll and related accruals	$4,327	$2,397
Accrued expenses - agents’ commissions	518	84
Accrued expenses	727	731
Royalties to IIA	-	393
Provision for loss from sale of subsidiary	-	159
Others	-	78

	$5,572	$3,842